UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

Jim Denney

1292 Gower Road
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Electric City Value Fund

SEMI-ANNUAL REPORT

February 28, 2009

1292 Gower Road

Scotia, New York 12302

Phone (518) 370-0289

Toll Free (800) 453-6556

This report is provided for the general information of the shareholders of the Electric City Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

ELECTRIC CITY VALUE FUND

Portfolio Illustration

February 28, 2009 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Electric City Value Fund
	Schedule of Investments
	February 28, 2009 (Unaudited)

Shares/Principal Amount		Market	% of Net
		Value	Assets
COMMON STOCKS - 46.46%
Agricultural Services
6,375	Pet DRx Corp. *	$ 1,785	0.11%

Computer Programming Services
4,200	Bitstream, Inc. *	18,396	1.08%

Converted Paper & Paperboard Prodiucts
1,378	Bemis Co. Inc.	25,589	1.51%

Electronic & Other Electrical Equipment
3,200	General Electric Co.	27,232	1.59%

Fire, Marine, and Casualty Insurance
900	Allstate Corp.	15,147
30	Berkshire Hathaway, Inc. Class B *	76,920
		92,067	5.42%
Investment Advice
1,100	Invesco Ltd. ADR	12,573
501	Value Line, Inc.	15,050
		27,623	1.63%
Men's & Boy's Furnishings, Work Clothing and Garments
1,171	Cintas Corp.	23,760	1.40%

Metal Mining
1,000	Freeport McMoran Copper & Gold, Inc.	30,420	1.79%

Miscellaneous Business Credit Institutions
1,000	PHH Corp.*	9,620	0.57%

Miscellaneous Fabricated Textile Products
14,200	Decorator Industries, Inc.	10,224	0.60%

Motor Vehicle Parts and Accessories
4,390	Superior Industries International, Inc.	44,734	2.63%

Natural Gas Transmission
450	National Grid Plc. (United Kingdom)	20,052	1.18%

Paperboard Mills
10,550	Mod-Pac Corp. *	14,981	0.88%

Paints, Varnishes, Laquers, Enamels, and Allied Products
555	PPG Industries Inc.	17,238	1.01%

Petroleum Refining
1,200	Marathon Oil Corp.	27,924	1.64%

Pharmaceutical Preparations
2,500	Schering-Plough Corp.	43,475	2.56%

Plastics Material Synthetic Resins, and Nonvulcanizable Elastomers
2,000	Dow Chemical Co.	14,320
17,900	Landec Corp. *	85,204
689	Rohm & Haas Co.	35,876
		135,400	7.97%
Real Estate
3,000	Tejon Ranch Co. *	62,850	3.70%

Retail - Eating Places
500	McDonalds Corp.	26,125	1.54%

Retail - Lumber and Other Building Materials Dealers
2,500	Home Depot, Inc.	52,225	3.07%

Rubber and Plastics Footwear
500	Nike, Inc.	20,765	1.22%

Services - Business Services
5,320	Onvia, Inc. *	19,950
1,500,000	Stockhouse, Inc. *	75,000
		94,950	5.59%
Services - Personal Services
3,200	Steiner Leisure, Ltd. * (Bahamas)	80,672	4.75%

Services - Prepackaged Software
6,500	Microsoft Corp.	104,975
12,000	Versant Corp. *	175,320
		280,295	16.50%
State Commercial Banks
4,400	Trustco Bank Corp. NY	26,620
1,240	Wilmington Trust Corp.	11,160
		37,780	2.22%
Surgical and Medical Instruments and Apparatus
448	3M Co.	20,366	1.20%

Watches, Clocks, Clockwork Operated Devices and Parts
300	Movado Group, Inc.	1,713	0.10%

Water Transportation
600	Alexander & Baldwin, Inc.	11,274	0.66%

Wholesale - Groceries & Related Products
1,137	Sysco Corp.	24,446	1.44%

TOTAL COMMON STOCK (COST $2,023,720)		1,283,981	75.58%

WARRANTS
15,000	Pet DRx Corp. * (Cost $17,550)	150	0.01%

EXCHANGE TRADED FUNDS
1,800	Rydex 2X S&P500 (Cost $48,132)	26,568	1.56%

CASH AND EQUIVALENTS
386,898	Fidelity Money Market Portfolio Select Class (Cost $386,898) 1.08% (a)	386,898	22.77%

	Total Investments (Cost $2,476,300)	1,697,597	99.93%

	Other Assets Less Liabilities	1,197	0.07%

	Net Assets	$ 1,698,794	100.00%

ADR - American Depository Receipt
* Non-income producing security during the period
(a) Variable rate security: the coupon rate shown represents the yield at February 28, 2009.
The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,476,300)	$ 1,697,597
Receivables:
Dividends and Interest	3,994
Total Assets	1,701,591
Liabilities:
Accrued Management Fees	1,362
Accrued Administrative Fees	1,435
Total Liabilities	2,797
Net Assets	$ 1,698,794

Net Assets Consist of:
Paid In Capital	$ 2,484,974
Accumulated Undistributed Net Investment Loss	(4,773)
Accumulated Undistributed Realized Loss on Investments	(2,705)
Unrealized Depreciation in Value of Investments	(778,702)
Net Assets, for 209,347 Shares Outstanding	$ 1,698,794

Net Asset Value Per Share	$ 8.11

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Statement of Operations
For the six months ended February 28, 2009

Investment Income:
Dividends (net of foreign tax withheld of $123)	$ 12,173
Interest	6,901
Total Investment Income	19,074

Expenses:
Administrative Fees (Note 3)	10,670
Advisory Fees (Note 3)	10,136
Total Expenses	20,806

Net Investment Loss	(1,732)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(20,643)
Net Change in Unrealized Depreciation on Investments	(894,033)
Net Realized and Unrealized Gain (Loss) on Investments	(914,676)

Net Decrease in Net Assets Resulting from Operations	$ (916,408)

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	2/28/2009	8/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,732)	$ (5,812)
Net Realized Gain (Loss) on Investments	(20,643)	169,514
Unrealized Depreciation on Investments	(894,033)	(1,005,737)
Net Decrease in Net Assets Resulting from Operations	(916,408)	(842,035)

Distributions to Shareholders:
Net Investment Income	(3,041)	-
Realized Gains	(174,852)	-
Total Dividends and Distributions Paid to Shareholders	(177,893)	-

Capital Share Transactions (Note 6)	(148,518)	(261,069)

Total Decrease in Net Assets	(1,064,926)	(1,103,104)

Net Assets:
Beginning of Period	$ 2,763,720	$ 3,866,824

End of Period (Includes Undistributed Net Investment Loss of ($4,773)
and ($9,061), Respectively)	$ 1,698,794	$ 2,763,720

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	2/28/2009	8/31/2008	8/31/2007	8/31/2006	8/31/2005	8/31/2004

Net Asset Value, at Beginning of Period	$ 13.51	$ 17.44	$ 15.57	$ 15.24	$ 13.57	$ 12.08

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)	(0.03)	0.01	0.02	(0.03)	(0.01)
Net Gain on Securities (Realized and Unrealized)	(4.47)	(3.90)	2.26	0.31	1.77	1.50
Total from Investment Operations	(4.48)	(3.93)	2.27	0.33	1.74	1.49

Distributions:
Net Investment Income	(0.02)	-	(0.08)	-	-	-
Realized Gains	(0.90)	-	(0.32)	-	(0.06)	-
Return of Capital	-	-	-	-	(0.01)	-
Total from Distributions	(0.92)	-	(0.40)	-	(0.07)	-

Net Asset Value, at End of Period	$ 8.11	$ 13.51	$ 17.44	$ 15.57	$ 15.24	$ 13.57

Total Return **	-33.85%	-22.53%	14.53%	2.17%	12.80%	12.33%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,699	$ 2,764	$ 3,867	$ 3,459	$ 3,505	$ 2,503
Ratio of Expenses to Average Net Assets	0.49%	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.04)%	(0.18)%	0.06%	0.16%	(0.19)%	(0.05)%
Portfolio Turnover	28.68%	31.87%	28.42%	10.79%	23.02%	10.11%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2009 (UNAUDITED)

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is a diversified, open-end management investment company. The Company was organized in Maryland as a corporation and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is one series authorized by the Company, the Electric City Value Fund (the “Fund”).

The Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.  Factors that are considered when determining fair value include:

General factors to be considered by the adviser in determining a valuation method for a               particular security shall include but not be limited to

(a.)

the fundamental analytical data relating to the investment;

(b.)

the nature and durations of restrictions (if any) on the disposition of the security, and;

(c.)

an evaluation of the forces which influence the market in which the security is purchased and sold

Specific factors to be considered by the Adviser in determining a valuation method for a particular security shall include:

(d.)

type of security

(e.)

financial statements of the issuer of the security

(f.)

cost at date of purchase

(g.)

size of holdings in the security

(h.)

discount from market value of unrestricted securities of the same general type as the subject security at the time of purchase and at time of valuation

(i.)

special reports relating to the security prepared by analysts

(j.)

information relating to transactions and/or offerings with respect to the security

(k.)

existence of merger proposals or tender offers affecting the security

(l.)

extent and price of public trading in similar securities of the issuer or comparable companies, and

(m.)

any other reasonably ascertainable relevant matters.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

FEBRUARY 28, 2009 (UNAUDITED)

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund did not write any options during the year.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  To the extent that book/tax differences are permanent, they are reclassed to capital paid in or net short term capital gains in the period in which the difference arises. The reclassification had no effect on net assets.

OTHER:

Security transactions are recorded on the trade dates.  Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of applicable country’s tax rates and rules.

RECLASSIFICATIONS:

In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts.  As of August 31, 2008, the Fund recorded permanent book/tax differences of $5,812 from net investment loss to paid-in capital.  This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

NEW ACCOUNTING PRONOUNCEMENTS:

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

FEBRUARY 28, 2009 (UNAUDITED)

a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

                                                                           Investments                   Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                    $   1,697,597                           $         -

Level 2 – Significant Other Observable Inputs                    -                                       -

Level 3 – Significant Unobservable Inputs                          -                                       -

Total                                                                    $  1,697,597                          $          -

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3.)

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

The Fund has entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  The Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.95% of the average daily net assets of the Fund for investment advisory services and a fee equal to an annual rate of 1.0% of the average daily net assets of the Fund for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the Fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

FEBRUARY 28, 2009 (UNAUDITED)

As a result of the above calculation, for the six months ending February 28, 2009, the Adviser earned advisory fees totaling $10,136 and administrative fees totaling $10,670 for services provided to the Fund. As of February 28, 2009, the Fund owed the Adviser $1,362 for advisory fees and $1,435 for administrative fees.

4.)  DISTRIBUTION PLANS

As noted in the Fund’s prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  The Fund’s plan provides that the Fund pay a servicing or Rule 12b-1 fee of .25% of the average net assets to the adviser for performing certain servicing functions for Fund’s shareholders and to cover fees paid to broker-dealers for sales and promotional services.  After January 6, 2005 the plan was authorized but not implemented.

5.)

RELATED PARTY TRANSACTIONS

A control person of Mohawk Asset Management, Inc. also serves as a director of the Fund and its chief compliance officer.  This individual receives benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

6.)

CAPITAL STOCK AND DISTRIBUTION

At February 28, 2009 the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Fund. Paid in capital at February 28, 2009 was $2,484,974 for the Fund.

The following is a summary of capital share transactions for the years indicated:

	For the six months ended February 28, 2009		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	4,168	$ 36,943	1,987	$ 30,405
Shares reinvested	19,876	177,892	-	-
Shares redeemed	(19,335)	(185,460)	(19,113)	(291,474)
Net decrease	4,709	$29,375	(17,126)	$(261,069)

7.)

INVESTMENT TRANSACTIONS

For the six months ended February 28, 2009 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $708,632 and $444,290 respectively.

8.) TAX MATTERS

For federal income tax purposes, the cost of investments owned at February 28, 2009 was $2,476,300, including short-term investments.

On December 29, 2008 the Fund paid an income distribution of 0.0156 with a total of $3,041, a long term capital gain of 0.7440 with a total of $145,027, and a short term capital gain of 0.1530 with a total of $29,824.

      As of February 28, 2009 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Loss	$(4,773)
Undistributed Realized Losses	$(2,705)
Unrealized Depreciation on Investments	$(778,702)

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

FEBRUARY 28, 2009 (UNAUDITED)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

As of February 28, 2009, the gross unrealized appreciation (excess of value over tax costs) for all securities totaled $133,360 and the gross unrealized depreciation (the excess of tax cost over value) for all securities totaled $(912,062) for a net unrealized appreciation of $(778,702).

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 28, 2009 Ameritrade, Inc. held for the benefit of others, in aggregate, approximately 81% of the Fund.

Electric City Value Fund
Expense Illustration
February 28, 2009 (Unaudited)

Expense Example

As a shareholder of the Electric City Value Fund, you incur ongoing costs which consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2008 through February 28, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2008	February 28, 2008	September 1, 2008 to February 28, 2009

Actual	$1,000.00	$662.32	$2.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,022.36	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ELECTRIC CITY VALUE FUND

Directors and Officers (Unaudited)

The business and affairs of the Fund is managed under the direction of the Fund's Board of Directors. Information pertaining to the directors and officers of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling toll free 1-800-453-6556.

Name,Address,Age[1]	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director[2]
James W. Denney Age: 43	Interested Director[3], President, Chairman	Indefinite, Since December, 1999	President of Mohawk Asset Management, Inc., a registered investment adviser. Chairman, President and Portfolio manager of the Company since its inception in December, 1999.	1	Bertolet Capital Trust
Patrick M. DiCesare Age: 64	Independent Director	Indefinite, Since January, 2004.	Independent Consultant since January, 2004. Formerly Principal, DiCesare, Spataro & Associates, Burnt Hills, NY, a property and casualty insurance agency.	1	None
Edward A. Sorenson Age: 56	Independent Director	Indefinite, Since September, 2004.	Currently Executive Vice President, Program Risk Management, Inc and PRM Claim Services, Inc, since 2001.	1	None

1 Each director may be contacted by writing to the director, c/o Electric City Funds, 1292 Gower Road, Scotia, NY 12302.

2 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,"public companies") or other investment companies registered under the 1940 Act.

3 Mr. Denney is an officer of Mohawk Asset Management, Inc. and is considered to be an “interested person” of the Fund and “interested person” within the meaning of the Investment Company Act of 1940.

ELECTRIC CITY VALUE FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2009 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies for the period ended June 30, are available without charge upon request by (1) by calling the Fund at 1-800-453-6556 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Company has adopted internal control and disclosure procedures reasonably designed to ensure that material information relating to the Company’s financial reports, including its consolidated subsidiaries, is made known to the Company’s President, Treasurer, and officers performing similar functions, particularly during the time the reports are being made, and that such information is created, accumulated, compiled and presented accurately, honestly, and completely.

The President and Treasurer have evaluated the procedures within ninety days of this report and found them to be adequate to provide reasonable assurance that the financial statements are accurate, honest and complete.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH. Not applicable.

(a)(2)

EX-99.CERT”.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 11, 2009

* Print the name and title of each signing officer under his or her signature.